Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2025
1
Shares Security Description Value
Common Stock - 96.6%
Canada - 4.3%
49,307 Canadian Tire Corp., Ltd., Class A $ 5,120,349
436,400 Lundin Mining Corp. 3,535,961
82,286 Magna International, Inc. 2,796,712
99,237 Methanex Corp. 3,479,725
119,900 OpenText Corp. 3,026,141
17,958,888
Chile - 0.5%
132,350,500 Latam Airlines Group SA 2,074,031
China - 1.4%
374,300 Vipshop Holdings, Ltd., ADR
(a)
5,869,024
Colombia - 0.4%
22,200 Tecnoglass, Inc. 1,588,410
France - 7.4%
153,100 Cie Generale des Etablissements
Michelin SCA 5,365,378
39,907 IPSOS SA 1,797,688
56,776 Publicis Groupe SA 5,325,131
45,600 Sanofi SA 5,025,396
35,091 Teleperformance SE 3,509,051
77,200 TotalEnergies SE 4,980,198
39,553 Vinci SA 4,973,994
30,976,836
Germany - 6.5%
135,400 Daimler Truck Holding AG 5,434,664
189,548 Deutsche Telekom AG 7,013,669
138,941 flatexDEGIRO AG 3,183,519
19,200 Hannover Rueck SE 5,703,034
9,300 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 5,856,665
27,191,551
Ireland - 2.9%
1,036,300 Greencore Group PLC 2,264,979
33,900 Jazz Pharmaceuticals PLC
(a)
4,208,685
126,652 Smurfit WestRock PLC 5,706,939
12,180,603
Italy - 1.4%
300,400 Eni SpA 4,644,311
4,371,673 TREVI - Finanziaria Industriale
SpA
(a)
1,162,864
5,807,175
Japan - 8.0%
355,100 Daicel Corp. 3,071,820
119,000 ITOCHU Corp. 5,475,158
290,200 KDDI Corp. 4,565,150
61,500 Macnica Holdings, Inc. 789,918
Shares Security Description Value
Japan - 8.0% (continued)
283,700 Marubeni Corp. $ 4,500,728
221,400 ORIX Corp. 4,552,287
224,000 Sony Group Corp. 5,622,775
172,200 Takeda Pharmaceutical Co., Ltd. 5,066,462
33,644,298
Netherlands - 1.6%
177,200 Koninklijke Ahold Delhaize NV 6,621,914
Norway - 4.0%
211,196 DNB Bank ASA 5,530,478
329,537 SpareBank 1 Sor-Norge ASA 5,306,070
158,654 Sparebanken Vest 2,075,032
135,700 Yara International ASA 4,074,598
16,986,178
Puerto Rico - 1.3%
61,300 Popular, Inc. 5,662,281
Russia - 0.0%
3,148,600 Alrosa PJSC
(b)
371
Singapore - 1.3%
195,650 United Overseas Bank, Ltd. 5,546,730
South Korea - 5.9%
26,700 F&F Co., Ltd./New 1,149,596
61,100 Kia Corp. 3,829,901
70,500 LG Electronics, Inc. 3,696,163
133,758 Samsung Electronics Co., Ltd. 5,250,399
166,800 Shinhan Financial Group Co., Ltd. 5,329,671
44,500 SK Hynix, Inc. 5,763,090
25,018,820
Sweden - 2.4%
119,300 Duni AB, Class A 1,184,479
100,203 Loomis AB 4,051,264
240,300 SKF AB, Class B 4,833,827
10,069,570
Switzerland - 4.1%
4,450 Barry Callebaut AG 5,895,106
20,544 Chubb, Ltd. 6,204,082
47,600 Novartis AG 5,264,139
17,363,327
Taiwan - 0.9%
1,090,000 Chailease Holding Co., Ltd. 3,808,147
United Kingdom - 5.8%
296,611 Inchcape PLC 2,567,085
1,411,400 International Consolidated Airlines
Group SA 4,754,841
11,113 Linde PLC 5,174,657
238,712 Mondi PLC 3,538,386
45,528 Next PLC 6,519,173

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2025
2
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Shares Security Description Value
United Kingdom - 5.8% (continued)
85,600 Nomad Foods, Ltd. $ 1,682,040
24,236,182
United States - 36.5%
30,451 AbbVie, Inc. 6,380,093
80,500 Allison Transmission Holdings, Inc. 7,701,435
35,000 Arrow Electronics, Inc.
(a)
3,634,050
36,100 Capital One Financial Corp. 6,472,730
44,776 Crocs, Inc.
(a)
4,755,211
47,400 Cullen/Frost Bankers, Inc. 5,934,480
55,600 CVS Health Corp. 3,766,900
11,100 Elevance Health, Inc. 4,828,056
114,600 Gaming and Leisure Properties, Inc.
REIT 5,833,140
21,067 General Dynamics Corp. 5,742,443
63,000 Gilead Sciences, Inc. 7,059,150
42,200 Ingredion, Inc. 5,705,862
94,563 International Bancshares Corp. 5,963,143
26,500 JPMorgan Chase & Co. 6,500,450
105,000 LKQ Corp. 4,466,700
25,800 M&T Bank Corp. 4,611,750
33,282 Marathon Petroleum Corp. 4,848,854
52,700 MKS Instruments, Inc. 4,223,905
84,576 NextEra Energy, Inc. 5,995,593
205,000 NOV, Inc. 3,120,100
351,529 Sally Beauty Holdings, Inc.
(a)
3,174,307
38,100 Science Applications International
Corp. 4,277,487
228,700 SLM Corp. 6,716,919
121,300 The Carlyle Group, Inc. 5,287,467
81,200 Tyson Foods, Inc., Class A 5,181,372
23,600 United Therapeutics Corp.
(a)
7,275,172
6,368 UnitedHealth Group, Inc. 3,335,240
106,738 Webster Financial Corp. 5,502,344
92,400 Williams Cos., Inc. 5,521,824
153,816,177
Total Common Stock (Cost $303,435,333) 406,420,513
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$1,001,311) $ 1.30 05/05/25 2,349
Shares Security Description Value
Money Market Fund - 3.0%
12,907,585 Northern Institutional
Treasury Portfolio
Premier Shares, 4.17%
(c)
(Cost $12,907,585) $ 12,907,585
Investments, at value - 99.6% (Cost $317,344,229) $ 419,330,447
Other Assets & Liabilities, Net - 0.4% 1,518,004
Net Assets - 100.0% $ 420,848,451
ADR American Depositary Receipt
PJSC Public Joint Stock Company
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the
Board of Trustees. At the period end, the value of these securities amounted to $371 or 0.0% of net assets.
(c) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of March 31, 2025.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2025
3
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Canada $ 17,958,888 $ – $ – $ 17,958,888
Chile 2,074,031 – – 2,074,031
China 5,869,024 – – 5,869,024
Colombia 1,588,410 – – 1,588,410
France 30,976,836 – – 30,976,836
Germany 27,191,551 – – 27,191,551
Ireland 12,180,603 – – 12,180,603
Italy 5,807,175 – – 5,807,175
Japan 33,644,298 – – 33,644,298
Netherlands 6,621,914 – – 6,621,914
Norway 16,986,178 – – 16,986,178
Puerto Rico 5,662,281 – – 5,662,281
Russia – – 371 371
Singapore 5,546,730 – – 5,546,730
South Korea 25,018,820 – – 25,018,820
Sweden 10,069,570 – – 10,069,570
Switzerland 17,363,327 – – 17,363,327
Taiwan 3,808,147 – – 3,808,147
United Kingdom 24,236,182 – – 24,236,182
United States 153,816,177 – – 153,816,177
Warrants 2,349 – – 2,349
Money Market Fund 12,907,585 – – 12,907,585
Investments at Value $ 419,330,076 $ – $ 371 $ 419,330,447
Common Stock
Balance as of 12/31/24 $ 277
Change in Unrealized Appreciation/(Depreciation) 94
Balance as of 3/31/25
$ 371
Net change in unrealized depreciation from
investments held as of 3/31/25 $ 94